Redeemable Noncontrolling Interests and Equity (Tables)	9 Months Ended
Sep. 30, 2024
Redeemable Noncontrolling Interests and Equity [Abstract]
Schedule of Capital Stock

The table below reflects share information about the Company’s capital stock as of September 30, 2024.

	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	300,000,000	5,172,964	—	5,172,964
Class V Common Stock	$0.0001	100,000,000	35,230,000	—	35,230,000
Class A convertible preferred units	$0.0001	1,500,000	1,500,000	—	1,500,000
Total shares		401,500,000	41,902,964	—	41,902,964